Subsequent events	12 Months Ended
Jun. 30, 2023
Subsequent events
Subsequent events
36	Subsequent events

Clause 12A application

Sasol’s emission sources at our operations in South Africa are regulated in accordance with atmospheric emission licenses which are based on the Minimum Emission Standards (MES) published in terms of section 21 of the National Environmental Management: Air Quality Act. On 11 July 2023, Sasol was informed that the National Air Quality Officer (NAQO) had declined its application of June 2022 in terms of Clause 12A of the MES to be regulated on an alternative emission load basis for the SO2 emissions from the boilers at its SO’s steam plants from 1 April 2025 onwards.

On 31 July 2023, Sasol appealed the decision to the Minister of Forestry, Fisheries and the Environment, as provided for in Section 43(1) of the National Environmental Management Act. The appeal process allows the Minister to consider the application afresh. Clause 12A of the MES permits existing plants to be regulated on an alternative emission load, as opposed to the current concentration-based limit (the mass of pollutant per cubic metre of air emitted) specified in the MES.

As part of its Clause 12A application, Sasol has proposed an integrated air quality and GHG reduction solution (“integrated emission reduction solution”) to reduce SO2 and GHG emissions by approximately 30% by 2030. This is contingent on SO2 emissions from the boilers at the steam plants of its SO being regulated on an alternative load-based emission limit instead of the concentration limit currently being prescribed in the MES from 1 April 2025 onwards. The integrated emission reduction solution comprises the implementation of multiple projects targeting energy efficiency, reducing coal usage, turning down boilers and integrating 1 200 MW of renewable energy. The assumptions applied in compiling the financial statements, and in particular the testing of the recoverability of the Group's non-financial assets (other than inventories and deferred tax assets), are aligned to the integrated emission reduction solution.

Sasol Financing International / SARS

Refer to note 10 for events that occurred subsequent to 30 June 2023 on the SFI tax matter.

NERSA Maximum Gas Price application

Refer to note 34.1 for events that occurred subsequent to 30 June 2023 on the NERSA maximum gas price application.